Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	December 31, 2022	December 31, 2023
	RM	RM	USD
Bank borrowings
- Current	133,843	77,277	16,838
- Non-current	309,331	245,322	53,455
	443,174	322,599	70,293

Other borrowings – current	649,699	600,000	130,739

Total borrowings	1,092,873	922,599	201,032